Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Balance at beginning of year	$ 4,417	$ 5,092
New loans and advances	69	72
Repayments, including loans sold	148	747
Changes in related parties	(3,843)
Balance at end of year	$ 791	$ 4,417